Schedule of Investments

March 31, 2022 (Unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - Long - 69.4%

Communication Services - 3.9%
ALPHABET INC - CLASS A (2)	1,007	2,800,819
ALPHABET INC - CLASS C (2)	693	1,935,542
ENTRAVISION COMMUNICTNS CORP	1,225	7,852
IDT CORPORATION (2)	2,969	101,213
INTERPUBLIC GROUP OF COS INC	7,755	274,915
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (2)	2,709	5,553
META PLATFORMS INC (2)	10,467	2,327,442
OMNICOM GRP INC	4,758	403,859

		7,857,195

Consumer Discretionary - 5.8%
AMAZON.COM INC (2)	1,572	5,124,641
AUTOZONE INC (NEV) (2)	159	325,088
BEST BUY CO INC	904	82,174
BIGLARI HOLDINGS INC CL B (2)	24	3,471
CALERES INC	285	5,509
CAPRI HOLDINGS LIMITED (2)	1,139	58,533
CHICO'S FAS INC (2)	382	1,834
EBAY INC	9,124	522,440
ETHAN ALLEN INTERIORS INC	206	5,370
FORD MOTOR COMPANY	15,097	255,290
HIBBETT, INC.	6,338	281,027
KOHLS CORP	4,212	254,658
LOWES COMPANIES INC	9,311	1,882,591
MACY'S INC.	21,510	523,984
NATHAN'S FAMOUS INC	42	2,275
O'REILLY AUTOMOTIVE INC (2)	435	297,958
QURATE RETAIL INC (A)	2,482	11,814
RED ROCK RESORTS INC. (A)	389	18,890
SKYLINE CHAMPION CORPORATION (2)	2,291	125,730
SMITH & WESSON BRANDS, INC.	2,569	38,869
TAPESTRY INC	2,247	83,476
TARGET CORPORATION	4,282	908,726
TESLA INC (2)	638	687,509
THE ONE GROUP HOSPITALITY, INC (2)	141	1,482
THOR INDUSTRIES INC	2,617	205,958
TRACTOR SUPPLY CO	297	69,311

		11,778,608

Consumer Staples - 4.0%
ALBERTSONS COMPANIES INC	4,897	162,825
ARCHER DANIELS MIDLAND CO	7,038	635,250
BJ WHOLESALE CLUB HOLDINGS INC (2)	52	3,516
BUNGE LTD	5,174	573,331
COSTCO WHOLESALE CORP	4,727	2,722,043
GENERAL MILLS INC	13,757	931,624
KROGER CO	1,605	92,079
SANDERSON FARMS INC	1,082	202,864
TYSON FOODS INC	4,853	434,974
UNITED NATURAL FOODS INC (2)	214	8,849
WALMART INC	15,181	2,260,755

		8,028,110

Energy - 4.7%
APA Corporation	3,444	142,341
BAKER HUGHES COMPANY	2,373	86,401
Berry Corporation	842	8,689
BRISTOW GROUP INC (2)	676	25,066
CHENIERE ENERGY INC	185	25,650
CHEVRON CORP	14,167	2,306,813
CIVITAS RESOURCES INC	117	6,986
CONOCOPHILLIPS	5,174	517,400
DEVON ENERGY CORP	1,435	84,852
DIAMONDBACK ENERGY, INC	666	91,295

DT MIDSTREAM INC	2,203	119,535
EOG RESOURCES INC	1,413	168,472
EQT CORPORATION	1,978	68,063
EXXON MOBIL CORP	23,862	1,970,763
HESS CORPORATION	561	60,049
LAREDO PETROLEUM INC (2)	54	4,274
MARATHON OIL CORP	3,999	100,415
MARATHON PETROLEUM CORP	24,920	2,130,660
NINE ENERGY SERVICE INC (2)	1,635	6,115
OCCIDENTAL PETE CORP	1,814	102,926
ONEOK INC NEW	6,383	450,831
OVERSEAS SHIPHOLDING GROUP INC CL A NEW (2)	808	1,689
OVINTIV INC	1,774	95,920
PDC ENERGY INC	266	19,333
PHILLIPS 66	1,248	107,815
PIONEER NATURAL RESOURCES	537	134,266
RANGE RESOURCES CORP (2)	490	14,886
SCHLUMBERGER LTD	6,838	282,478
SM ENERGY CO	274	10,672
TARGA RESOURCES CORP	1,808	136,450
TEEKAY CORPORATION (2)	1,555	4,929
VALERO ENERGY CORP	2,660	270,096
WORLD FUEL SERVICES CORP	312	8,436

		9,564,566

Financials - 7.7%
ALLY FINANCIAL INC	14,846	645,504
AMERICAN EQ INVT LIFE HLDG CO	1,681	67,089
AMERICAN INTL GROUP NEW	29,095	1,826,293
ARGO GROUP INTERNATIONAL HOLDINGS LTD	392	16,182
BANK OF NEW YORK MELLON CORP	8,561	424,882
Berkshire Hathaway I Class B (2)	14,876	5,249,889
CAPITAL BANCORP, INC	1,243	28,415
CHIMERA INVESTMENT CORP NEW	10,848	130,610
CHUBB LIMITED	4,139	885,332
CUSTOMERS BANCORP INC (2)	30	1,564
ERIE INDEMNITY CO CL A	120	21,136
ESSENT GROUP LTD	1,514	62,392
FIDELITY NATIONAL FINANCIAL INC	22,101	1,079,413
FIRST AMERICAN FINANCIAL CORP	7,485	485,178
HARTFORD FINL SVCS GRP INC	1,798	129,114
INVESTORS TITLE CO	43	8,738
LOEWS CORPORATION	6,296	408,107
MARSH & MCLENNAN COS INC	9,422	1,605,697
META FINANCIAL GRP INC	1,123	61,675
MOELIS & CO	1,358	63,758
MR COOPER GROUP INC (2)	629	28,726
NORTHRIM BANCORP INC	1,376	59,952
OLD REPUBLIC INTERNATIONAL CORPORATION	3,159	81,723
PIPER SANDLER COMPANIES	666	87,413
PRUDENTIAL FINANCIAL INC	2,389	282,308
PZENA INVESTMENT MANAGEMENT	3,069	24,613
REGIONS FINANCIAL CORP NEW	10,374	230,925
SIEBERT FINANCIAL CORP (2)	719	1,553
SLM CORP	4,940	90,698
STATE STREET CORP	3,490	304,049
STEWART INFORMATION SVCS CRP	2,427	147,100
WALKER & DUNLOP INC	670	86,711
WILLIS TOWERS WATSON PLC	3,931	928,581

		15,555,320

Healthcare - 13.5%
ABBVIE INC	14,554	2,359,349
ALAUNOS THERAPEUTICS, INC. (2)	3,984	2,599
AMERISOURCEBERGEN CORP	2,877	445,101
AMGEN INC	6,810	1,646,794
AMNEAL PHARMACEUTICALS INC (2)	1,938	8,081
ANTHEM INC	2,110	1,036,474
BRISTOL-MYERS SQUIBB CO	14,001	1,022,493
CALYXT INC (2)	1,451	1,509
CARDINAL HEALTH INC	22,075	1,251,653
CATALENT INC (2)	5,335	591,652
CENTENE CORPORATION (2)	1,632	137,398
CENTOGENE N.V. (2)	664	2,796
CERNER CORP	12,172	1,138,812
CHECKPOINT THERAPEUTICS INC (2)	956	1,692
CIGNA CORP	3,678	881,286

CORVUS PHARMACEUTICALS INC. (2)	977	1,602
CVS HEALTH CORP	8,589	869,293
DANAHER CORP	4,005	1,174,787
Elanco Animal Health CVR - Rights (2)(5)	2,012	0
ELI LILLY & CO	3,855	1,103,956
ELOXX PHARMACEUTICALS, INC (2)	3,735	2,091
EMERGENT BIOSOLUTIONS INC (2)	950	39,007
ENDO INTERNATIONAL PLC (2)	1,427	3,296
FULGENT GENETICS, INC. (2)	5,948	371,215
GALECTIN THERAPEUTICS INC (2)	1,059	1,705
GENPREX, INC (2)	1,467	3,315
GILEAD SCIENCE INC	9,026	536,596
HCA HEALTHCARE INC	4,483	1,123,529
HUMANA INC	196	85,293
ILLUMINA INC (2)	414	144,652
JOHNSON AND JOHNSON	10,890	1,930,035
JOINT CORP (THE) (2)	1,207	42,716
LA JOLLA PHARMACEUTICAL CO (2)	873	3,728
MCKESSON CORP	2,395	733,181
MERCK & CO INC	10,689	877,032
MODERNA, INC. (2)	3,398	585,339
NATIONAL HEALTHCARE CP	113	7,936
OTONOMY INC (2)	2,774	6,658
PFIZER INC	16,502	854,309
QUEST DIAGNOSTICS INC	1,868	255,654
REGENERON PHARMACEUTICALS INC (2)	243	169,716
SESEN BIO INC (2)	2,594	1,563
UNITEDHEALTH GROUP INC (DEL)	8,610	4,390,842
UNIVERSAL HEALTH SVR INC	229	33,194
VERTEX PHARMACEUTICALS (2)	1,368	357,007
VIATRIS INC.	9,003	97,953
WEST PHARMACEUTICAL SVCS INC	2,147	881,794
ZOETIS INC	439	82,791

		27,299,474

Industrials - 5.3%
ArcBest Corporation	362	29,141
ATKORE INC (2)	589	57,981
AZZ INC	621	29,957
BOISE CASCADE COMPANY	2,619	181,942
BUILDERS FIRSTSOURCE INC (2)	9,246	596,737
BWX TECHNOLOGIES INC	3,995	215,171
COMFORT SYSTEMS USA INC	299	26,614
Covenant Logistics Group, Inc	417	8,978
ENCORE WIRE CORP	143	16,312
GENERAL DYNAMICS CORP	7,820	1,886,028
GEO GROUP INC (REIT) (2)	917	6,061
GRAINGER W W INC	388	200,127
HILLENBRAND, INC	789	34,850
HUB GROUP INC (2)	907	70,029
KARAT PACKAGING INC. (2)	140	2,779
LOCKHEED MARTIN CORP	3,514	1,551,080
MANPOWERGROUP	1,231	115,616
MATSON INC	1,704	205,536
MDU RESOURCES GROUP INC	2,120	56,498
MILLER INDUSTRIES INC NEW	161	4,534
MUELLER INDS INC	3,073	166,464
MYR GROUP, INC. (2)	138	12,978
NORDSON CORP	863	195,970
NORTHROP GRUMMAN CORP	3,404	1,522,337
RAYTHEON TECHNOLOGIES CORPORATION	15,819	1,567,188
The Shyft Group, Inc.	422	15,238
UNITED PARCEL SERVICE INC	6,846	1,468,193
VECTRUS INC (2)	888	31,844
WASTE MANAGEMENT INC	3,036	481,206

		10,757,389

Information Technology - 22.9%
A10 NETWORKS INC	12,643	176,370
ADVANCED MICRO DEVICES INC (2)	14,640	1,600,738
ALPHA AND OMEGA SEMICONDUCTOR LIMITED (2)	14,207	776,413
AMKOR TECHNOLOGY INC	13,744	298,520
APPLE INC	61,446	10,729,086
APPLIED MATERIALS INC	14,415	1,899,897
ARROW ELECTRONICS INC (2)	1,361	161,455
AVNET INC	4,145	168,246
AXCELIS TECHNOLOGIES INC (2)	195	14,728

CISCO SYSTEMS INC		14,517	809,468
CONCENTRIX CORPORATION		337	56,131
CORNING INC		1,831	67,582
DIODES INC (2)		873	75,942
FORTINET INC (2)		485	165,744
HEWLETT PACKARD ENTERPRISE CO		9,667	161,536
HP INC		13,999	508,164
INTEL CORP		33,422	1,656,394
INTUIT INC		2,668	1,282,881
JABIL INC		15,223	939,716
KLA Corporation		4,153	1,520,247
MANHATTAN ASSOCIATES INC (2)		2,711	376,043
MICRON TECH INC		19,134	1,490,347
MICROSOFT CORP		43,864	13,523,713
NORTONLIFELOCK INC		3,901	103,455
NVIDIA CORP		9,035	2,465,290
PHOTRONICS INC (2)		1,162	19,719
PLANTRONICS INC (2)		297	11,702
QUALCOMM INC		12,683	1,938,216
RIMINI STREET CORP (2)		688	3,990
SANMINA CORPORATION (2)		979	39,571
SS & C TECHNOLOGIES HLDGS INC		25,708	1,928,614
STARTEK INC (2)		2,176	9,640
TEXAS INSTRUMENTS INC		6,134	1,125,466
ULTRA CLEAN HOLDINGS, INC. (2)		912	38,660
WOLFSPEED INC (2)		104	11,841

			46,155,525

Materials - 1.1%
ADVANSIX INC		118	6,029
ALCOA CORPORATION		215	19,356
BERRY GLOBAL GROUP INC (2)		1,895	109,834
CLEVELAND-CLIFFS INC		1,554	50,054
DOW INC (2)		2,883	183,705
Ferroglobe PLC Contingent Value Rights (2)(5)(7)		(2,326)	0
FREEPORT-MCMORAN INC (2)		9,306	462,880
LOUISIANA PAC CORP		3,876	240,777
LYONDELLBASELL INDUSTRIES NV (A) (2)		3,881	399,044
NUCOR CORP		1,273	189,231
OLIN CORP		5,083	265,739
RELIANCE STL & ALUMINUM CO (DEL) (2)		168	30,803
ROYAL GOLD INC		12	1,695
SCHNITZER STEEL INDUSTRIES		316	16,413
STEEL DYNAMICS INC		765	63,824
SYLVAMO CORPORATION (2)		905	30,118
UNITED STATES STEEL CORP		1,345	50,760

			2,120,262

Real Estate Investment Trust - 0.0%
ALTISOURCE PTF SOLU SA (2)		967	11,440
CORENERGY INFRASTRUCTURE TRUST INC REIT		4,564	14,011
MAUI LAND & PINEAPPLE INC (2)		314	3,489
TRINITY PLACE HOLDINGS INC (2)		3,358	6,380

			35,320
Utilities - 0.5%
CONSTELLATION ENERGY CORPORATION		9,362	526,613
PPL CORPORATION		8,600	245,616
UGI CORP NEW		5,973	216,342

			988,571

Total Common Stocks (United States) - Long	(Cost	$108,545,550)	140,140,340

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (6)		198	5,827

Total Preferred Stock (United States)	(Cost	$4,949)	5,827

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(5)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(5)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		13	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		6	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		86	1,320
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		29	667
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		47	964
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		23	343

Total Warrants (United States)	(Cost	$2,899)	3,294

Money Market Registered Investment Companies - 26.6%

Meeder Institutional Prime Money Market Fund, 0.22% (3)		53,776,801	53,755,291

Total Money Market Registered Investment Companies	(Cost	53,766,343)	53,755,291

Total Investments - Long - 96.0%	(Cost	$162,319,741)	193,904,752

Other Assets less Liabilities - 4.0%			7,999,080

Total Net Assets - 100.0%			201,903,832

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		769	9,859
Meeder Dynamic Allocation Fund - Retail Class		1,912	25,315
Meeder Muirfield Fund - Retail Class		2,129	19,310
Meeder Conservative Allocation Fund - Retail Class		238	5,410

Total Trustee Deferred Compensation	(Cost	$55,167)	59,894

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(10)	6/17/2022	(2,689,200)	(18,062)
Mini MSCI EAFE Index Futures	178	6/17/2022	19,085,160	627,947
Mini MSCI Emerging Markets Index Futures	56	6/17/2022	3,151,400	153,138
Russell 2000 Mini Index Futures	83	6/17/2022	8,575,560	13,020
Standard & Poors 500 Mini Futures	(177)	6/17/2022	(40,097,138)	(2,589,496)

Total Futures Contracts	130		(11,974,218)	(1,813,453)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$193,904,752	$(1,813,453)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$193,904,752	$(1,813,453)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.

(4)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Preferred stock.

(7)	Short security.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.